Accounts Receivable - Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Trade receivables and other	$ 50,126	$ 44,424
Allowance for doubtful accounts	(525)	(684)
Accounts receivable, net	$ 49,601	$ 43,740